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www.wsgr.com

December 2, 2015

Via EDGAR and Overnight Delivery

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Maryse Mills-Apenteng Gabriel Eckstein Kathleen Collins Eiko Yaoita Pyles

Re:	Nutanix, Inc. Amendment No. 1 to Draft Registration Statement on Form S-1 Submitted August 12, 2015 CIK No. 0001618732

Ladies and Gentlemen:

On behalf of our client, Nutanix, Inc. (the “Company”), we submit this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated September 2, 2015 (the “Comment Letter”), relating to the above-referenced Amendment No. 1 to Confidential Draft Registration Statement on Form S-1. We are concurrently submitting on a confidential basis via EDGAR this letter and a revised draft of the Registration Statement (the “Registration Statement”). For the Staff’s reference, we are providing the Staff with both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on August 12, 2015.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the pages of the Registration Statement.

Risk Factors

Risks Related to Our Business and Industry, page 13

1.

We note that your response to prior comment 5 appears to conflict with your risk factor disclosure at the bottom of page 18, which specifically asserts that you rely to a significant degree on your channel partners and an inability to replace channel

AUSTIN   BRUSSELS  GEORGETOWN, DE  HONG KONG  NEW YORK  PALO ALTO  SAN DIEGO  SAN FRANCISCO  SEATTLE  SHANGHAI  WASHINGTON, DC

Division of Corporation Finance

December 2, 2015

partners may adversely affect your business and operating results. Given this, it appears that your reliance on two channel partners for a significant portion of your revenue warrants specific risk factor disclosure.

In response to the Staff’s comment, the Company has revised the disclosure on page 20 of the Registration Statement to include disclosure regarding the risks associated with reliance on two channel partners for a significant portion of its revenue in fiscal 2015.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Results of Operations

Comparison of the Nine Months Ended April 30, 2014 and 2015, page 64

2.	We note from your response to prior comment 8 that software-only sales accounted for less than 1% of your total revenues for each period presented. Please explain further how such response compares to your disclosures on page 65 where you indicate that product gross margin increased, in part, due to changes in product mix, including higher revenue from software-related deliverables. In this regard, please quantify for us, how software-related sales impacted the increase in your product gross margins from 52% for the nine months ended April 30, 2014 to 60% for the comparable period in fiscal 2015. To the extent that software-only sales did not significantly impact your product gross margins, please consider revising your disclosures accordingly.

The Company advises the Staff that the Company’s revenue from software-related deliverables includes both revenue from licenses for non-essential software deliverables that are delivered on the Company’s hardware appliance as well as revenue from software-only sales, where end-users procure a hardware appliance from a different vendor. Software-related sales in the aggregate accounted for approximately 2% of total product margin during the nine-months ended April 30, 2015, compared to approximately 1% of total product margin during the nine months ended April 30, 2014, thereby contributing 1% of the increase in product margins between the two periods. In all periods, the majority of software-related sales were attributable to revenue from sales of non-essential software deliverables, as opposed to software-only sales, which were less than 1% of total revenues in the periods presented.

In response to the Staff’s comment, the Company has revised the disclosures on page 68 of the Registration Statement to remove the disclosure regarding the portion of product revenue that relates to software-related deliverables.

Division of Corporation Finance

December 2, 2015

Notes to Consolidated Financial Statements

Note 10. Equity Award Plans, page F-24

3.	We note your response to prior comment 24 where you indicate that no Performance RSUs will vest upon completion of this offering; as such awards require ongoing service requirements through the one-month anniversary of the expiration of the lock-up period. Please reconcile this statement to your disclosures on page F-26 where you indicate that upon consummation of this offering, the company will record cumulative stock-based compensation expense for the portion of Performance RSUs for which the relevant service condition has been satisfied with the remaining expense recognized over the remaining service period. Please clarify for us, which awards will be considered fully vested upon consummation of this offering such that you will record cumulative compensation expense and tell us how the lock-up period factors into your consideration. In addition, please revise your disclosures regarding the terms of your Performance RSUs to include a discussion of the vesting and settlement provisions as provided in your response.

The Company advises the Staff that the performance stock options and the performance restricted stock units (together, the “Performance Awards”) contain both performance-related and service-related vesting conditions. The service condition for the Performance Awards is satisfied over a stated period of time, and the performance condition is satisfied upon certain liquidity events, including the expiration of the lock-up period in connection with an initial public offering. Once completion of the performance condition associated with the Performance Awards becomes probable, which the Company anticipates would occur upon the completion of this offering, the Company will recognize a cumulative lump sum charge, equal to the stock-based compensation expense using a graded vesting schedule associated with requisite services that have been rendered to date, net of estimated forfeitures. The remaining expense would be recognized over the remaining service period. The vesting of the majority of the Performance Awards will not occur, however, until the performance-related conditions are actually met (as opposed to just being probable), which will occur one month after the expiration of the lock-up period in connection with this offering. Since recognition of the stock-based compensation expense associated with the Performance Awards is dependent on the probability of the performance condition being met, whereas the vesting of the Performance Awards is dependent on the date that the performance condition is actually met, the timing of stock-based compensation expense and vesting will not directly coincide with one another on the completion of this offering.

Division of Corporation Finance

December 2, 2015

In response to the Staff’s comment, the Company has revised the disclosures on pages 11, 12, 57, 58, 81, F-24 and F-25 of the Registration Statement to provide additional disclosure regarding the terms of the Performance RSUs.

4.	Please revise your disclosures, both here and in the forepart of the document, to clearly disclose the amount of compensation expense that will be recorded upon effectiveness of this offering as indicated in your response to prior comment 24. While we note your placeholder disclosure on page 78, please also include this information elsewhere where you provide pro forma net loss per share data. In this regard, consider including footnote disclosures indicating that such calculations exclude the impact of approximately $20 million of share-based compensation that will be recognized upon effectiveness of this offering.

In response to the Staff’s comment, the Company has revised the disclosures on pages 11, 12, 57, 58, 81, F-24, F-25 and F-27 of the Registration Statement to provide additional disclosure regarding the amount of compensation expense that the Company would have recognized as of July 31, 2015 had the Company’s initial public offering been deemed probable as of such date.

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Division of Corporation Finance

December 2, 2015

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 320-4597 or mbaudler@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI Professional Corporation

By:	/s/ Mark B. Baudler
Mark B. Baudler

cc:	Dheeraj Pandey, Nutanix, Inc.

Duston Williams, Nutanix, Inc.

Kenneth Long, Nutanix, Inc.

Eric Whitaker, Nutanix, Inc.

Jeffrey D. Saper, Wilson Sonsini Goodrich & Rosati, P.C.

Andrew D. Hoffman, Wilson Sonsini Goodrich & Rosati, P.C.

Jeffrey R. Vetter, Fenwick & West LLP

James D. Evans, Fenwick & West LLP

Previn Waas, Deloitte & Touche LLP